Capital Management Policies and Procedures (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Equity	£ 300,669	£ 236,327	£ 166,329	£ 69,564
Loans and borrowings	0	0
Less: Cash and cash equivalents	(69,884)	(101,327)	£ (70,172)	£ (15,048)
Total Capital	£ 230,785	£ 135,000